3. Accrued Payroll Taxes (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Payables and Accruals [Abstract]
Accrued payroll taxes, penalties and interest	$ 10,980,278	$ 12,392,022
Accrued interest rate	7.33% compounded daily
Penalties and interest expense	$ 852,595	945,238
Gain on expiration of accrued tax liability	$ 2,264,340	$ 0